Share-based plans - Material input factors (Details) - € / shares	Aug. 01, 2026	Jul. 01, 2026	Mar. 01, 2026
LTIP 2025+
Share-based plans
Share price at grant date		€ 40.09
Expected volatility of the Company's share price		31.81%
Vesting period		3 years
Risk-free interest rate for the Company's share price		2.48%
MB LTIP 2024+
Share-based plans
Share price at grant date	€ 44.45		€ 39.78
Expected volatility of the Company's share price	31.84%		32.68%
Vesting period	4 years		4 years
Risk-free interest rate for the Company's share price	2.81%		2.48%